Cover - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42508
Entity Registrant Name	FBS Global Limited
Entity Central Index Key	0001938534
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	74 Tagore Lane
Entity Address, City or Town	#02-00 Sindo Industrial Estate
Entity Address, Country	SG
Entity Address, Postal Zip Code	787498
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Trading Symbol	FBGL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	13,500,000
Entity Listing, Par Value Per Share	$ 0.001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6889	5395
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of FBS Global Limited (the “Company”) as of December 31, 2025, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity and cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	NLA DFK Assurance PAC	Marcum Asia CPAs LLP
Auditor Location	Singapore	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	74 Tagore Lane
Entity Address, City or Town	#02-00 Sindo Industrial Estate
Entity Address, Country	SG
Entity Address, Postal Zip Code	787498
City Area Code	+65
Local Phone Number	62857781
Contact Personnel Name	Kelvin Ang